Expense Example - Leverage Shares 2X Long World Stock Daily ETF - Leverage Shares 2X Long World Stock Daily ETF	Mar. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 242